Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	F-1
Entity Registrant Name	GDEV Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001848739
Amendment Flag	false